Borrowings	12 Months Ended
Apr. 30, 2026
Borrowings [Abstract]
Borrowings

Note 10 – Borrowings

As of April 30, 2026, the Company had total third-party borrowings of JPY33,859,000 (USD216,131), of which JPY15,204,000 (USD97,051) was current and JPY15,204,000 (USD97,051) was non-current. Outstanding balances of borrowings are as follows:

As of April 30, 2025

	Balance JPY	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
Kiraboshi Bank	24,563,000	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Shoko Chukin Bank	24,500,000	Sep. 30, 2027	2.69%
Total loans	49,063,000
Less: Loan origination fee	-
Current portion of long – term loan	(15,204,000)
Long-term loan – due over one year	33,859,000

As of April 30, 2026

	Balance JPY	Balance USD	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
Kiraboshi Bank	19,559,000	124,850	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Shoko Chukin Bank	14,300,000	91,281	Sep. 30, 2027	2.69%
Total borrowings	33,859,000	216,131
Less: current portion	(15,204,000)	(97,051)
Long-term borrowings	18,655,000	119,080

Interest expense on the parent company’s third-party bank loans for the years ended April 30, 2024, 2025 and 2026 amounted to JPY3,427,580, JPY1,770,933 and JPY891,496 (USD5,691), respectively. The maturity schedule below relates to the parent company’s JPY33,859,000 (USD216,131) of bank loans.

Years ending April 30,	JPY	USD
2027	15,204,000	97,051
2028	8,687,000	55,451
2029	5,004,000	31,942
2030	4,964,000	31,687
2031	-	-
Thereafter	-	-
Total	33,859,000	216,131

Related-party indebtedness is presented separately in Note 16.